Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	Vanguard Variable Insurance Funds
Central Index Key	dei_EntityCentralIndexKey	0000857490
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 14, 2014
Document Effective Date	dei_DocumentEffectiveDate	Sep. 14, 2014
High Yield Bond Portfolio | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2013
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
High Yield Bond Portfolio | High Yield Bond Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.35%
Five Years	rr_AverageAnnualReturnYear05	14.70%
Ten Years	rr_AverageAnnualReturnYear10	6.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 1996
Barclays U.S. Corporate High-Yield Bond Index | High Yield Bond Portfolio | High Yield Bond Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.44%
Five Years	rr_AverageAnnualReturnYear05	18.93%
Ten Years	rr_AverageAnnualReturnYear10	8.62%
Barclays U.S. Corporate High-Yield Bond Index | High Yield Bond Portfolio | High Yield Bond Portfolio - Investor Shares | Annuity
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
High-Yield Corporate Composite Index | High Yield Bond Portfolio | High Yield Bond Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.90%
Five Years	rr_AverageAnnualReturnYear05	15.68%
Ten Years	rr_AverageAnnualReturnYear10	none
High-Yield Corporate Composite Index | High Yield Bond Portfolio | High Yield Bond Portfolio - Investor Shares | Annuity
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)